BLACKROCK INDEX FUNDS, INC.

iShares Russell 2000 Small-Cap Index Fund

iShares MSCI EAFE International Index Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated December 30, 2021 to the Statement of Additional Information (“SAI”)

of the Funds, dated April 30, 2021, as supplemented to date

Effective on January 1, 2022, the following changes are made to the Funds’ SAI:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Paul Whitehead, Suzanne Henige, CFA, Jennifer Hsui, CFA, and Amy Whitelaw are the portfolio managers of Master Small Cap Index Series and MSCI EAFE International Index Fund and are jointly and primarily responsible for the day-to-day management of Master Small Cap Index Series and MSCI EAFE International Index Fund.

The sub-section entitled “Other Funds and Accounts Managed — Master Small Cap Index Series” is deleted in its entirety and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Suzanne Henige, CFA	79 $157.47 Billion	5 $3.71 Billion	0 $0	0 $0	0 $0	0 $0
Jennifer Hsui, CFA	335 $1.67 Trillion	63 $92.13 Billion	30 $33.26 Billion	0 $0	0 $0	0 $0
Paul Whitehead*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0
Amy Whitelaw	366 $1.71 Trillion	114 $50.57 Billion	0 $0	0 $0	0 $0	0 $0

*	Information provided as of November 30, 2021.

The sub-section entitled “Other Funds and Accounts Managed — iShares MSCI EAFE International Index Fund” is deleted in its entirety and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Suzanne Henige, CFA	79 $154.68 Billion	5 $3.71 Million	0 $0	0 $0	0 $0	0 $0
Jennifer Hsui, CFA	335 $1.66 Trillion	63 $92.13 Billion	30 $33.26 Billion	0 $0	0 0	0 $0
Paul Whitehead*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0
Amy Whitelaw	366 $1.71 Trillion	114 $50.57 Billion	0 $0	0 $0	0 $0	0 $0

*	Information provided as of November 30, 2021.

The first paragraph of the subsection entitled “Portfolio Manager Compensation Overview” is deleted in its entirety and replaced with the following:

The discussion below describes Mses. Henige’s, Hsui’s and Whitelaw’s compensation as of December 31, 2020 and Mr. Whitehead’s compensation as of November 30, 2021.

The last sentence of the sub-section entitled “Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

The performance of each of Mr. Whitehead and Mses. Henige, Hsui and Whitelaw is not measured against a specific benchmark.

The sub-section entitled “Fund Ownership” is deleted in its entirety and replaced with the following:

As of December 31, 2020, the end of each Fund’s most recently completed fiscal year, the dollar range of securities beneficially owned by the portfolio managers in the Funds is shown below:

Portfolio Manager	Funds Managed	Dollar Range of Equity Securities of the Funds Beneficially Owned
Paul Whitehead*	Russell 2000 Small-Cap Index Fund MSCI EAFE International Index Fund	None None
Suzanne Henige, CFA	Russell 2000 Small-Cap Index Fund MSCI EAFE International Index Fund	None None
Jennifer Hsui, CFA	Russell 2000 Small-Cap Index Fund MSCI EAFE International Index Fund	None None
Amy Whitelaw	Russell 2000 Small-Cap Index Fund MSCI EAFE International Index Fund	None None

*	Information provided as of November 30, 2021.

Shareholders should retain this Supplement for future reference.

SAI-INDX-1221SUP

2